Financial instruments - Schedule of Derivative Instruments Designated as Amortized into Hedged Activity (Details) - Dec. 31, 2024 - subordinated unsecured notes - Designated as a hedge
$ in Thousands, $ in Thousands
	USD ($)	CAD ($)
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap
Derivative [Line Items]
Notional quantity	$ 350,000
Par value	350,000
U.S. dollar Subordinated unsecured notes | Forward-starting interest rate swap
Derivative [Line Items]
Notional quantity	750,000
Par value	$ 750,000
Canadian dollar Senior unsecured notes | Cross-currency interest rate swap
Derivative [Line Items]
Notional quantity		$ 400,000
Par value		$ 400,000